Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Components of Benefit for Income Taxes
The components of the provision expense (benefit) were as follows for the years ended December 31, 2023, 2022 and 2021 (in thousands):

	Year Ended December 31,
	2023	2022	2021
Current income tax expense (benefit):
Federal	$—	$—	$—
State	13	4	5

Total current	13	4	5
Deferred income tax expense (benefit):
Federal	(16,514)	(10,396)	(12,981)
State	(11,247)	(1,851)	(2,472)

Total deferred	(27,761)	(12,247)	(15,453)
Changes in tax rate	(1,471)	1,347	31
Changes in valuation allowance	29,232	10,900	15,422

Total income tax expense from continuing operations	$13	$4	$5

Schedule of Deferred Tax Liabilities and Related Valuation Allowance
The components of the Company’s net deferred tax liabilities and related valuation allowance are as follows as of December 31, 2023 and 2022 (in thousands):

	Year Ended December 31,
	2023	2022
Deferred tax assets:
Net operating loss carryforwards	$71,434	$48,984
Debt related interest	16,898	15,272
Capitalized research and development	4,936	2,014
Tax credit carryforwards	3,960	1,630
Stock based compensation	525	1,602
Accrued expense and reserves	1,584	568
Operating lease liabilities	774	315
Other	159	77

Total deferred tax assets	100,270	70,462
Less valuation allowance	(96,776)	(67,543)

Total deferred tax assets	3,494	2,919

Deferred tax liabilities:
Intangible assets	(2,734)	(2,666)
Operating lease right-of-use assets	(760)	(253)

Total deferred tax liabilities	(3,494)	(2,919)

Net deferred tax liabilities	$—	$—

Schedule of Effective Income Tax Rate Reconciliation
The reconciliation between U.S. federal income taxes at the statutory rate and the Company’s provision for income taxes are as follows for the years ended December 31, 2023, 2022 and 2021 (in thousands):

	Year Ended December 31,
	2023	2022	2021
Income tax benefit at federal statutory rate	$(24,007)	$(4,905)	$(19,150)
Valuation allowance	29,232	10,900	15,422
Debt discount and interest limitation	—	(9,293)	8,954
Compensation expense	3,798	2,469	224
Acquisition related charges	260	992	75
Prior year true-up and carryback	(5,079)	(713)	(3,968)
State, net of federal tax benefit	(5,127)	(174)	(2,545)
Change in fair value of Convertible Debentures	1,752	—	—
Change in tax rates	(1,471)	—	—
Other	655	728	993

Income tax expense	$13	$4	$5

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amount of unrecognized tax expense (benefits) is as follows for the years ended December 31, 2023, 2022 and 2021 (in thousands):

	2023	2022	2021
Beginning balance	$408	$408	$406
Increase related to prior year tax positions	536	—	2
Increases related to current year tax positions	127	—	—

Ending balance	$1,071	$408	$408